Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-249081
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity Address, State or Province	BC
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2833
Entity Tax Identification Number	98-1461045
Entity Address, Address Line One	666 Burrard Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6C 2XB
City Area Code	781
Local Phone Number	451-0351
Title of 12(g) Security	Not applicable
Annual Information Form	true
Audited Annual Financial Statements	true
Common stock, shares outstanding (in shares)	750,058,921	733,727,803	717,490,830
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Central Index Key	0001756770
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false
SVS | Common shares
Document Information [Line Items]
Common stock, shares outstanding (in shares)	656,088,216	639,757,098	623,520,125
Business Contact
Document Information [Line Items]
Entity Address, State or Province	CT
Entity Address, Address Line One	290 Harbor Drive
Entity Address, City or Town	Stamford
Entity Address, Postal Zip Code	6902
City Area Code	917
Local Phone Number	717-5875
Contact Personnel Name	Curaleaf, Inc.